Operating Expenses - Schedule of Expenses (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 AED (د.إ)	Jun. 30, 2024 AED (د.إ)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 AED (د.إ)	Dec. 31, 2023 AED (د.إ)		Dec. 31, 2022 AED (د.إ)
Schedule of Expenses [Abstract]
Employees benefit expenses	$ 1,444,294	د.إ 5,303,448	د.إ 5,252,000	$ 2,945,582	د.إ 10,816,177	د.إ 6,201,252		د.إ 6,941,885
Accommodation expenses	52,186	191,627	170,392	97,682	358,690	153,093		162,833
Rent expenses	31,206	114,590	117,573	58,878	216,200	190,225	[1]	244,983	[1]
Depreciation of property plant and equipment (note 6)	175,412	644,113	487,543	285,732	1,049,209	727,181		494,912
Depreciation of right of use asset (note 8)	130,968	480,915	475,543	267,276	981,439	845,064		817,062
Utilities and office expenses	52,795	193,862	256,646	118,071	433,557	254,235		151,707
Telephone expenses	10,748	39,465	36,154	21,303	78,226	67,440		71,088
Government and license fee	2,467	9,060	2,340	6,089	22,360	22,060		31,660
Transport expenses	25,462	93,497	145,254	55,948	205,442	116,116		125,798
Repairs and maintenance	13,541	49,720	67,329	20,164	74,042	79,122		30,038
Bank charges	11,300	41,491	41,547	18,742	68,819	57,610		21,301
Professional fee	338,984	1,244,745	970,768	603,584	2,216,361	1,643,733		295,888
IT expenses	47,668	175,036	236,153	132,566	486,783	194,792		338,312
Amortization (note 7)	1,972	7,242	4,118	2,759	10,131			294
Other expenses								5,224
Management Fees	110,639	406,266	478,114	377,701	1,386,914	535,617
Administrative Expenses	2,479,087	9,103,199	8,741,474	5,012,077	18,404,350	11,087,540		9,732,985
Research and development cost	259,398	952,509	1,781,994	531,754	1,952,602	1,215,091		1,443,619
Profit distribution expense	7,989	29,337		19,840	72,851
Marketing expenses	$ 427,677	د.إ 1,570,429	د.إ 726,740	$ 204,682	د.إ 751,591	د.إ 14,333		د.إ 85,751

[1]	The Company adopted IFRS 16 Leases with effect from January 1, 2019. There were no right of use assets and corresponding lease liability recognized as the lease considered as short-term lease.